Equity securities and other investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity securities and other investments and fair value disclosure
Original cost	¥ 442,731	¥ 435,614
Cumulative net gains (losses)	37,265	(25,016)
Carrying value	479,996	410,598
Net unrealized (losses) gains recognized during the period for equity securities still held as of the end of the period	56,295	16,746	¥ (28,790)
Investments in privately held companies recorded using measurement alternative	124,979	88,728
Cumulative upward adjustments	61,221	27,197
Cumulative impairments and downward adjustments	46,255	44,232
Upward adjustments	39,416	8,345
Impairments and downward adjustments	8,187	10,033
Debt securities, Held-to-maturity, allowance for credit loss	3,917	3,779
Debt investments accounted for at amortized cost, net of allowance for credit losses	4,764
Shareholder of an equity method investee with principal amount	5,845	5,529
Fair value of collateral	4,996	4,325
Impairment losses on debt investments	¥ 536	(1,175)	872
Treasury investment original maturity term	1 year
Treasury investments unrestricted for withdrawal	¥ 234,058	223,476
Other Treasury Investments
Equity securities and other investments and fair value disclosure
Collateral amount pledged	4,017	4,540
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	70,647	79,024
Cumulative net gains (losses)	29,947	(1,394)
Carrying value	100,594	77,630
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	117,826	113,646
Cumulative net gains (losses)	12,621	(17,479)
Carrying value	130,447	96,167
Debt investments | Debt securities and loan investments
Equity securities and other investments and fair value disclosure
Original cost	15,905	15,009
Cumulative net gains (losses)	(5,025)	(6,224)
Carrying value	10,880	8,785
Debt investments | Other Treasury Investments
Equity securities and other investments and fair value disclosure
Original cost	238,353	227,935
Cumulative net gains (losses)	(278)	81
Carrying value	238,075	228,016
Convertible and exchangeable bonds
Equity securities and other investments and fair value disclosure
Debt investments	2,989	963
Aggregate fair value was (lower) higher than their aggregate unpaid principal balance	(1,068)	(2,420)
Unrealized losses recorded	¥ 149	¥ (17)	¥ (1,225)